OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 3,241	$ 3,806
Accrual taxes	384	824
Advances from customers	1,853	53
Others	234	33
Total other payables and accrued expenses	7,287	4,777
Foreign Exchange Contract [Member]
Other payables and accrued expenses [Line Items]
Foreign currency derivative contracts	$ 1,575	$ 61